Derivatives and Hedging Activities (Balance Sheet Classification) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivative [Line Items]
Gross Amounts of Recognized Assets	$ 74	$ 392
Gross Amounts of Recognized (Liabilities)	0	0
Derivative assets, at fair value | Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Gross Amounts of Recognized Assets	0	377
Derivative assets, at fair value | Derivatives not designated as hedging instruments: | Interest rate caps
Derivative [Line Items]
Gross Amounts of Recognized Assets	74	15
Derivative liabilities, at fair value | Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Gross Amounts of Recognized (Liabilities)	$ 44,971	$ 5,305